BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 341,238	$ 43,930	$ 249,567	$ 329,789
Commission, handling and settlement expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	340,361		249,172	329,225
IPO subscription service charge expenses
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
Total	$ 877		$ 395	$ 564